AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 83.3%
Communication Services - 14.7%
Alphabet, Inc., Class C (United States)*	19,000	$2,505,150
Bolloré SE (France)	2,750,000	14,759,813
Fox Corp., Class B (United States)	130,000	3,754,400
News Corp., Class A (United States)	130,000	2,607,800
Reading International, Inc., Class A (United States)*	320,000	678,400
Tohokushinsha Film Corp. (Japan)	100,000	783,473
The Walt Disney Co. (United States)*	10,000	810,500

Total Communication Services		25,899,536
Consumer Discretionary - 11.2%
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	310,150
Continental AG (Germany)	10,000	702,621
Daewon San Up Co., Ltd. (South Korea)	145,000	602,610
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	200,000	1,676,017
HI-LEX Corp. (Japan)	730,000	7,828,257
Hyundai Home Shopping Network Corp. (South Korea)	120,000	3,717,372
Hyundai Mobis Co., Ltd. (South Korea)	25,000	4,449,459
Rinnai Corp. (Japan)	24,000	448,776

Total Consumer Discretionary		19,735,262
Consumer Staples - 7.5%
Associated British Foods PLC (United Kingdom)	125,000	3,140,479
Kenvue, Inc. (United States)	14,924	299,674
KT&G Corp. (South Korea)	100,000	6,386,220
Naked Wines PLC (United Kingdom)*	256,424	174,622
PepsiCo, Inc. (United States)	9,000	1,524,960
The Procter & Gamble Co. (United States)	11,000	1,604,460

Total Consumer Staples		13,130,415
Energy - 15.7%
Amplify Energy Corp. (United States)*	115,000	845,250
Canadian Natural Resources, Ltd. (Canada)	220,000	14,227,400
Total Energy Services, Inc. (Canada)	1,050,000	7,235,781
Unit Corp. (United States)	73,000	3,993,100
Weatherford International PLC (United States)*	15,000	1,354,950

Total Energy		27,656,481
Financials - 1.7%
The Charles Schwab Corp. (United States)	30,000	1,647,000
State Street Corp. (United States)	20,000	1,339,200

Total Financials		2,986,200
Health Care - 2.4%
BML, Inc. (Japan)	95,000	1,774,296
Johnson & Johnson (United States)	6,142	956,616
	Shares	Value

Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	$212,871
Medipal Holdings Corp. (Japan)	70,000	1,183,244

Total Health Care		4,127,027
Industrials - 22.0%
Brenntag SE (Germany)	40,000	3,095,069
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,459,933
Cie de L'Odet SE (France)	4,500	6,528,225
Komelon Corp. (South Korea)	80,000	502,352
Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	4,715,392
Parker Corp. (Japan)	172,500	981,799
Rix Corp. (Japan)	41,100	822,676
Sam Yung Trading Co., Ltd. (South Korea)	142,432	1,325,572
Samsung C&T Corp. (South Korea)	86,000	6,856,813
Sekisui Jushi Corp. (Japan)	140,000	2,230,656
Shinwa Co., Ltd./Nagoya (Japan)	100,000	1,586,421
U-Haul Holding Co. (United States)*	6,000	327,420
U-Haul Holding Co., Non-Voting Shares (United States)	70,000	3,667,300
Yuasa Trading Co., Ltd. (Japan)	130,000	3,591,929

Total Industrials		38,691,557
Information Technology - 4.8%
CAC Holdings Corp. (Japan)	240,000	2,829,662
Cognizant Technology Solutions Corp., Class A (United States)	25,000	1,693,500
Hochiki Corp. (Japan)	160,000	1,730,745
INFOvine Co., Ltd. (South Korea)	20,000	297,181
Microsoft Corp. (United States)	6,000	1,894,500

Total Information Technology		8,445,588
Materials - 3.3%
KISCO Holdings Co., Ltd. (South Korea)	70,000	1,169,116
Kohsoku Corp. (Japan)	90,000	1,223,212
Nihon Parkerizing Co., Ltd. (Japan)	250,000	1,847,184
The Pack Corp. (Japan)	70,000	1,475,858

Total Materials		5,715,370

Total Common Stocks (Cost $130,258,874)		146,387,436
Preferred Stocks - 11.6%
Consumer Discretionary - 2.7%
Hyundai Motor Co., 7.240% (South Korea)	60,000	4,664,365
Consumer Staples - 0.5%
Amorepacific Corp., 2.050% (South Korea)	25,000	664,321
LG Household & Health Care Co., Ltd., 2.440% (South Korea)	2,100	271,186

Total Consumer Staples		935,507

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Industrials - 0.3%
Sebang Co., Ltd., 4.680% (South Korea)	106,126	$530,006
Information Technology - 8.1%
Samsung Electronics Co., Ltd., 2.730% (South Korea)	355,000	14,301,697

Total Preferred Stocks (Cost $23,434,022)		20,431,575
Short-Term Investments - 4.8%
Other Investment Companies - 4.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%[1]	8,478,125	8,478,125

Total Short-Term Investments (Cost $8,478,125)		8,478,125
Value

Total Investments - 99.7% (Cost $162,171,021)	$175,297,136
Other Assets, less Liabilities - 0.3%	600,605
Net Assets - 100.0%	$175,897,741

*	Non-income producing security.
[1]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$6,454,653	$32,236,904	—	$38,691,557
Energy	27,656,481	—	—	27,656,481
Communication Services	10,356,250	15,543,286	—	25,899,536
Consumer Discretionary	—	19,735,262	—	19,735,262
Consumer Staples	3,429,094	9,701,321	—	13,130,415
Information Technology	3,588,000	4,857,588	—	8,445,588
Materials	—	5,715,370	—	5,715,370
Health Care	956,616	3,170,411	—	4,127,027
Financials	2,986,200	—	—	2,986,200
Preferred Stocks†	—	20,431,575	—	20,431,575
Short-Term Investments
Other Investment Companies	8,478,125	—	—	8,478,125
Total Investments in Securities	$63,905,419	$111,391,717	—	$175,297,136

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Bermuda	2.8
Canada	12.9
France	12.7
Germany	2.3
Japan	18.5
Malaysia	1.5
South Korea	28.4
United Kingdom	2.0
United States	18.9
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.